STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended			9 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Sep. 30, 2023		Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 117,414,643	$ 263,147,085	[1]	$ 272,808,110	[2]	$ 156,956,709	[1]	$ 156,956,709	[1]	$ (61,711,647)
Extinguishment of Series C P/S by issuance of Series E P/S	(1,212)			(1,212)
Ending balance, value	52,995,150	351,842,014	[1]	52,995,150		351,842,014	[1]	272,808,110	[2]	156,956,709	[1]
Preferred shares series AA issued to officers						25,000		25,000
Preferred shares series AA refund						(25,000)		(25,000)
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 1,576	$ 1,575	[1]	$ 1,576	[2]	$ 5,721	[1]	$ 5,721	[1]	$ 5,668
Beginning balance, shares	1,575,502	1,574,580	[1]	1,575,502	[2]	5,721,897	[1]	5,721,897	[1]	5,667,682
Extinguishment of Series C P/S by issuance of Series E P/S	$ (1,212)			$ (1,212)
Extinguishment of Series C P/S by issuance of Series E P/S (in shares)	(1,211,299)			(1,211,299)
Ending balance, value	$ 364	$ 1,574	[1]	$ 364		$ 1,574	[1]	$ 1,576	[2]	$ 5,721	[1]
Ending balance, shares	364,203	1,574,189	[1]	364,203		1,574,189	[1]	1,575,502	[2]	5,721,897	[1]
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		$ 273,364				$ 273,364		$ 273,364
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock (in shares)		273,363,635				273,363,635		273,363,635
Issuance of common stock for conversion of preferred stock and dividends		$ (273,365)				$ (277,510)		$ (277,509)
Issuance of common stock for conversion of preferred stock and dividends (in shares)		(273,364,026)				(277,511,343)		(277,510,030)
Preferred shares series AA issued to officers
Preferred shares series AA issued to officers (in shares)						1
Preferred shares series AA refund
Preferred shares series AA refund (in shares)						(1)
Issuance of common stock for conversion of preferred stock										$ 95,000
Issuance of common stock for conversion of preferred stock (in shares)										(94,999,089)
Preferred shares issued for cash										$ 92,139
Preferred shares issued for cash (in shares)										92,139,375
Preferred shares issued in exchange for conversion of debt										$ 2,829
Preferred shares issued in exchange for conversion of debt (in shares)										2,829,029
Preferred shares issued to settle liability to issue										$ 85
Preferred shares issued to settle liability to issue (in shares)										84,900
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 1	$ 2		$ 1		$ 2		$ 2		$ 100
Beginning balance, shares	648	1,426		648		1,924		1,924		100,363
Extinguishment of Series C P/S by issuance of Series E P/S
Ending balance, value	$ 1	$ 1		$ 1		$ 1		$ 1		$ 2
Ending balance, shares	648	1,036		648		1,036		648		1,924
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock
Issuance of common stock for conversion of preferred stock and dividends		$ (1)				$ (1)		$ (1)
Issuance of common stock for conversion of preferred stock and dividends (in shares)		(390)				(888)		(1,276)
Preferred shares series AA issued to officers
Preferred shares series AA refund
Issuance of common stock for conversion of preferred stock										$ 98
Issuance of common stock for conversion of preferred stock (in shares)										(98,439)
Preferred shares issued for cash
Preferred shares issued in exchange for conversion of debt
Preferred shares issued to settle liability to issue
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 1,212	$ 1,210		$ 1,212		$ 1,360		$ 1,360
Beginning balance, shares	1,211,757	1,210,056		1,211,757		1,360,321		1,360,321
Extinguishment of Series C P/S by issuance of Series E P/S	$ (1,212)			$ (1,212)
Extinguishment of Series C P/S by issuance of Series E P/S (in shares)	(1,211,299)			(1,211,299)
Ending balance, value		$ 1,210				$ 1,210		$ 1,212		$ 1,360
Ending balance, shares	458	1,210,056		458		1,210,056		1,211,757		1,360,321
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock
Issuance of common stock for conversion of preferred stock and dividends						$ (149)		$ (148)
Issuance of common stock for conversion of preferred stock and dividends (in shares)						(150,265)		(148,564)
Preferred shares series AA issued to officers
Preferred shares series AA refund
Issuance of common stock for conversion of preferred stock										$ 13,766
Issuance of common stock for conversion of preferred stock (in shares)										(13,766,058)
Preferred shares issued for cash										$ 12,212
Preferred shares issued for cash (in shares)										12,212,450
Preferred shares issued in exchange for conversion of debt										$ 2,829
Preferred shares issued in exchange for conversion of debt (in shares)										2,829,029
Preferred shares issued to settle liability to issue										$ 85
Preferred shares issued to settle liability to issue (in shares)										84,900
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 363	$ 363		$ 363		$ 4,359		$ 4,359
Beginning balance, shares	363,097	363,098		363,097		4,359,652		4,359,652
Extinguishment of Series C P/S by issuance of Series E P/S
Ending balance, value	$ 363	$ 363		$ 363		$ 363		$ 363		$ 4,359
Ending balance, shares	363,097	363,097		363,097		363,097		363,097		4,359,652
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		$ 273,364				$ 273,364		$ 273,364
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock (in shares)		273,363,635				273,363,635		273,363,635
Issuance of common stock for conversion of preferred stock and dividends		$ (273,364)				$ (277,360)		$ (277,360)
Issuance of common stock for conversion of preferred stock and dividends (in shares)		(273,363,636)				(277,360,190)		(277,360,190)
Preferred shares series AA issued to officers
Preferred shares series AA refund
Issuance of common stock for conversion of preferred stock										$ 75,568
Issuance of common stock for conversion of preferred stock (in shares)										(75,567,273)
Preferred shares issued for cash										$ 79,927
Preferred shares issued for cash (in shares)										79,926,925
Preferred shares issued in exchange for conversion of debt
Preferred shares issued to settle liability to issue
Preferred Stock [Member] | Series A A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value
Beginning balance, shares
Extinguishment of Series C P/S by issuance of Series E P/S
Ending balance, value
Ending balance, shares
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock
Issuance of common stock for conversion of preferred stock and dividends
Preferred shares series AA issued to officers
Preferred shares series AA issued to officers (in shares)						1
Preferred shares series AA refund
Preferred shares series AA refund (in shares)						(1)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value										$ 5,568
Beginning balance, shares										5,567,319
Ending balance, value
Ending balance, shares
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock
Issuance of common stock for conversion of preferred stock and dividends
Issuance of common stock for conversion of preferred stock										$ 5,568
Issuance of common stock for conversion of preferred stock (in shares)										(5,567,319)
Preferred shares issued for cash
Preferred shares issued in exchange for conversion of debt
Preferred shares issued to settle liability to issue

[1]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation
[2]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation